Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Jan. 31, 2022
Statement [Line Items]
Corporate structure unification		2,112,071,796
B- H- P- Group Plc [member] | Issued capital [member]
Statement [Line Items]
Capital redemption	$ 0